UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller                  New York, NY                       8/14/03
-------------------------   --------------------------------   -----------------
[Signature]                            [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         96

Form 13F Information Table Value Total:         407,357
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10099                       Promethean Investment Group, LLC


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               Issuer              Class              CUSIP       Value   SH/PRN SH/PRN PUT/CALL Inv Other Mgr SOLE SHARED NONE
                                                                (x$1000)   AMT                   Discr
--------------------------------------------------------------------------------------------------------------------------------
ALEXION PHARMACEUTICALS INC   NOTE  5.750% 3/1      015351AB5      785     1000000 prn            DEFINED   1       0   1000000
--------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                   CORP UNT 7.75%        020039822     1859       37500 sh             DEFINED   1   37500         0
--------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              CALL                  02209S903     2954       65000        Call    DEFINED   1   65000         0
--------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              PUT                   02209S953     2954       65000        Put     DEFINED   1   65000         0
--------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                PUT                   023135956      363       10000        Put     DEFINED   1   10000         0
--------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                     NOTE         3/0      031162AE0    27633    35500000 prn            DEFINED   1       0   3.6E+07
--------------------------------------------------------------------------------------------------------------------------------
ANDREA ELECTRONICS CORP       COM                   034393108      135      435228 sh             DEFINED   1  435228         0
--------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL A                  084670108      145           2 sh             DEFINED   1       2         0
--------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL    CL B                  084670207      182          75 sh             DEFINED   1      75         0
--------------------------------------------------------------------------------------------------------------------------------
BJ SVCS CO                    NOTE  0.500% 4/2      055482AF0     8331    10000000 prn            DEFINED   1       0     1E+07
--------------------------------------------------------------------------------------------------------------------------------
BLUE RHINO CORP               COM                   095811105      286       24000 sh             DEFINED   1   24000         0
--------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP        PUT                   101137957     3666       60000        Put     DEFINED   1   60000         0
--------------------------------------------------------------------------------------------------------------------------------
BRINKER INTL INC              DBCV        10/1      109641AC4     2264     3200000 prn            DEFINED   1       0   3200000
--------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO       CALL                  110122908     1901       70000        Call    DEFINED   1   70000         0
--------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO       PUT                   110122958     1901       70000        Put     DEFINED   1   70000         0
--------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                 DBCV  2.000% 4/1      143658AN2     2785     2500000 prn            DEFINED   1       0   2500000
--------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                 NOTE        10/2      143658AS1    14709    23000000 prn            DEFINED   1       0   2.3E+07
--------------------------------------------------------------------------------------------------------------------------------
CBRL GROUP INC                NOTE         4/0      12489VAB2     6206    12500000 prn            DEFINED   1       0   1.3E+07
--------------------------------------------------------------------------------------------------------------------------------
CELESTICA INC                 NOTE         8/0      15101QAA6     4976     9500000 prn            DEFINED   1       0   9500000
--------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                   CALL                  152312904     1153       15000        Call    DEFINED   1   15000         0
--------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                   PUT                   152312954     1153       15000        Put     DEFINED   1   15000         0
--------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                    PUT                   171779951      776      150000        Put     DEFINED   1  150000         0
--------------------------------------------------------------------------------------------------------------------------------
CNS INC                       COM                   126136100      119       14000 sh             DEFINED   1   14000         0
--------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORP    NOTE         2/0      222372AE4     6758     7500000 prn            DEFINED   1       0   7500000
--------------------------------------------------------------------------------------------------------------------------------
CSX CORP                      DBCV        10/3      126408GA5    10463    12500000 prn            DEFINED   1       0   1.3E+07
--------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP            CALL                  247025909     2547       80000        Call    DEFINED   1   80000         0
--------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP            PUT                   247025959     2547       80000        Put     DEFINED   1   80000         0
--------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE DRILLING IN  DBCV         6/0      25271CAC6     2850     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                NOTE  2.125% 4/1      254687AU0     7811     7500000 prn            DEFINED   1       0   7500000
--------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP              NOTE  1.750% 5/1      264399EJ1    18263    17500000 prn            DEFINED   1       0   1.8E+07
--------------------------------------------------------------------------------------------------------------------------------
E TRADE GROUP INC             NOTE  6.000% 2/0      269246AB0     6847     7000000 prn            DEFINED   1       0   7000000
--------------------------------------------------------------------------------------------------------------------------------
EBAY INC                      PUT                   278642953     2600       25000        Put     DEFINED   1   25000         0
--------------------------------------------------------------------------------------------------------------------------------
EBAY INC                      PUT                   278642953     1404       13500        Put     DEFINED   1   13500         0
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS NEW       PUT                   285661954     2145      100000        Put     DEFINED   1  100000         0
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC DATA SYS NEW       NOTE        10/1      285661AB0     5151     6500000 prn            DEFINED   1       0   6500000
--------------------------------------------------------------------------------------------------------------------------------
ENZON PHARMACEUTICALS INC     NOTE  4.500% 7/0      293904AB4     5734     7000000 prn            DEFINED   1       0   7000000
--------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                   PUT                   26875P951     1883       45000        Put     DEFINED   1   45000         0
--------------------------------------------------------------------------------------------------------------------------------
EOG RES INC                   COM                   26875P101      699       16700 sh             DEFINED   1   16700         0
--------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO  NOTE  7.000% 2/1      35671DAK1     3021     2500000 prn            DEFINED   1       0   2500000
--------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE INTL INC     COM                   36866W106      178       35500 sh             DEFINED   1   35500         0
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP             DEB SR CONV B         370442733     1127       50400 sh             DEFINED   1   50400         0
--------------------------------------------------------------------------------------------------------------------------------
HASBRO INC                    DBCV  2.750%12/0      418056AN7     7722     7000000 prn            DEFINED   1       0   7000000
--------------------------------------------------------------------------------------------------------------------------------
HCC INS HLDGS INC             NOTE  1.300% 4/0      404132AB8     4115     4000000 prn            DEFINED   1       0   4000000
--------------------------------------------------------------------------------------------------------------------------------
HEALTH MGMT ASSOC INC NEW     NOTE         1/2      421933AD4    15150    17600000 prn            DEFINED   1       0   1.8E+07
--------------------------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP     NOTE         4/2      449370AE5     2934     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP  NOTE  4.250% 7/1      460254AE5     3902     4000000 prn            DEFINED   1       0   4000000
--------------------------------------------------------------------------------------------------------------------------------
INTERVOICE INC NEW            COM                   461142101       48       10000 sh             DEFINED   1   10000         0
--------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                 DBCV         6/2      460146BM4    12840    24000000 prn            DEFINED   1       0   2.4E+07
--------------------------------------------------------------------------------------------------------------------------------
JONES APPAREL GROUP INC /     NOTE         2/0      480081AD0     6837    12470000 prn            DEFINED   1       0   1.2E+07
--------------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS INC      DBCV  2.750%11/1      495582AG3     4529     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDS INC      NOTE  4.750%12/1      501242AE1     1605     2000000 prn            DEFINED   1       0   2000000
--------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS    NOTE         9/1      50540RAC6    17145    24500000 prn            DEFINED   1       0   2.5E+07
--------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                     NOTE         2/2      521865AG0    11017    23500000 prn            DEFINED   1       0   2.4E+07
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC                NOTE         6/0      524901AG0     8683    15500000 prn            DEFINED   1       0   1.6E+07
--------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                   NOTE         4/0      526057AF1     7191    12500000 prn            DEFINED   1       0   1.3E+07
--------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW        COM SER A             530718105      277       24000 sh             DEFINED   1   24000         0
--------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                 NOTE  0.861%10/1      548661CG0    12367    13000000 prn            DEFINED   1       0   1.3E+07
--------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                 NOTE         2/1      548661CF2     2240     3000000 prn            DEFINED   1       0   3000000
--------------------------------------------------------------------------------------------------------------------------------
MANPOWER INC                  DBCV         8/1      56418HAC4     3134     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                    PUT                   574599956     1908       80000        Put     DEFINED   1   80000         0
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                    NOTE         7/2      574599AW6    11474    26000000 prn            DEFINED   1       0   2.6E+07
--------------------------------------------------------------------------------------------------------------------------------
MASCO CORP                    COM                   574599106      778       32600 sh             DEFINED   1   32600         0
--------------------------------------------------------------------------------------------------------------------------------
MAXXAM INC                    COM                   577913106      289       19900 sh             DEFINED   1   19900         0
--------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                 DBCV  1.250% 9/1      585055AB2     1146     1100000 prn            DEFINED   1       0   1100000
--------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                 DBCV  1.250% 9/1      585055AB2    11872    11400000 prn            DEFINED   1       0   1.1E+07
--------------------------------------------------------------------------------------------------------------------------------
METAMOR WORLDWIDE INC         NOTE  2.940% 8/1      59133PAA8      400     1000000 prn            DEFINED   1       0   1000000
--------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD         CALL                  G6359F903     1186       30000        Call    DEFINED   1   30000         0
--------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD         PUT                   G6359F953     1186       30000        Put     DEFINED   1   30000         0
--------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR                 CALL                  631100904     2246       75000        Call    DEFINED   1   75000         0
--------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR                 PUT                   631100954     2246       75000        Put     DEFINED   1   75000         0
--------------------------------------------------------------------------------------------------------------------------------
NEWS AMER INC                 NOTE         2/2      652482AZ3     6908    12500000 prn            DEFINED   1       0   1.3E+07
--------------------------------------------------------------------------------------------------------------------------------
REGENERON PHARMACEUTICALS     NOTE  5.500%10/1      75886FAB3     2781     3000000 prn            DEFINED   1       0   3000000
--------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD   NOTE         2/0      780153AK8     2143     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD   NOTE         5/1      780153AM4     3208     7000000 prn            DEFINED   1       0   7000000
--------------------------------------------------------------------------------------------------------------------------------
SANMINA SCI CORP              SDCV         9/1      800907AD9     3619     7500000 prn            DEFINED   1       0   7500000
--------------------------------------------------------------------------------------------------------------------------------
SOLECTRON CORP                NOTE        11/2      834182AL1     1394     2500000 prn            DEFINED   1       0   2500000
--------------------------------------------------------------------------------------------------------------------------------
SPX CORP                      NOTE         2/0      784635AD6     9368    15000000 prn            DEFINED   1       0   1.5E+07
--------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP                PUT                   855244959     1228       50000        Put     DEFINED   1   50000         0
--------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP                COM                   855244109      626       25500 sh             DEFINED   1   25500         0
--------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS WRLD  NOTE         5/2      85590AAG9     6400    11500000 prn            DEFINED   1       0   1.2E+07
--------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                 NOTE        11/0      868536AP8     3938    13000000 prn            DEFINED   1       0   1.3E+07
--------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP                SDCV  2.000%12/1      878237AC0     4616     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO S A       DBCV  4.250% 6/1      879403AD5    11250    10000000 prn            DEFINED   1       0     1E+07
--------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW               NOTE         2/1      872540AL3     3890     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                PUT                   902973954     1225       50000        Put     DEFINED   1   50000         0
--------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                PUT                   902973954     1470       60000        Put     DEFINED   1   60000         0
--------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                COM NEW               902973304      745       30400 sh             DEFINED   1   30400         0
--------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                CALL                  902973904     1470       60000        Call    DEFINED   1   60000         0
--------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                    PUT                   925524950     1310       30000        Put     DEFINED   1   30000         0
--------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                    CALL                  925524900     1310       30000        Call    DEFINED   1   30000         0
--------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                   PUT                   931422959      753       25000        Put     DEFINED   1   25000         0
--------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                   COM                   931422109      632       21000 sh             DEFINED   1   21000         0
--------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC           PUT                   966837956      951       20000        Put     DEFINED   1   20000         0
--------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC           SDCV         3/0      966837AC0     2711     5000000 prn            DEFINED   1       0   5000000
--------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC           COM                   966837106      537       11300 sh             DEFINED   1   11300         0
--------------------------------------------------------------------------------------------------------------------------------
XL CAP LTD                    DBCV         5/2      98372PAB4     7143    11200000 prn            DEFINED   1       0   1.1E+07
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                                                                407357
